Disclosure of New Standards in the Period Prior to their Adoption	12 Months Ended
Dec. 31, 2021
Disclosure Of New Standards In Period Prior To Their Adoption Abstract
Disclosure of New Standards in the Period Prior to their Adoption

Note 4 — Disclosure of New Standards in the Period Prior to their Adoption:

a.      Amendments to IAS 1 — Presentation of Financial Statements:

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (“the Amendment”) regarding the criteria for determining the classification of liabilities as current or non-current.

The Amendment includes the following clarifications:

•        What is meant by a right to defer settlement.

•        That a right to defer must exist at the end of the reporting period.

•        That classification is unaffected by the likelihood that an entity will exercise its deferral right.

•        That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The Amendment is effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively. Early application is permitted.

In the Company’s opinion, the Amendments are not expected to have a material effect on its financial statements.

b.      Amendment to IAS 16, “Property and equipment”:

In May 2020, the IASB issued an amendment to IAS 16, “Property and equipment” (“the Amendment”). The Amendment prohibits a company from deducting from the cost of Property and equipment (“PP&E”) consideration received from the sales of items produced while the company is preparing the asset for its intended use. Instead, the company should recognize such consideration and related costs in profit or loss.

The Amendment is effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The Amendment is to be applied retrospectively, but only to items of PP&E made available for use on or after the beginning of the earliest period presented in the financial statements in which the company first applies the Amendment. The company should recognize the cumulative effect of initially applying the Amendment as an adjustment to the opening balance of retained earnings at the beginning of the earliest period presented.

In the Company’s opinion, the Amendment is not expected to have a material effect on its financial statements.

c.      Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:”

In February 2021, the IASB issued an amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors” (“the Amendment”), in which it introduces a new definition of “accounting estimates”.

Accounting estimates are defined as “monetary amounts in financial statements that are subject to measurement uncertainty”. The Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Early application is permitted.

The Company is evaluating the effects of the Amendment on its financial statements.

d.      Amendment to IAS 37, “Provisions, Contingent Liabilities and Contingent Assets”:

In May 2020, the IASB issued an amendment to IAS 37, regarding which costs a company should include when assessing whether a contract is onerous (“the Amendment”).

According to the Amendment, costs of fulfilling a contract include both the incremental costs (for example, raw materials and direct labor) and an allocation of other costs that relate directly to fulfilling a contract (for example, depreciation of an item of Property and equipment used in fulfilling the contract).

The Amendment is effective for annual periods beginning on or after January 1, 2022 and applies to contracts for which all obligations in respect thereof have not yet been fulfilled as of January 1, 2022. Early application is permitted.

The Company estimates that the application of the Amendment is not expected to have a material impact on the financial statements.